UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lyon Street Capital, LLC

Address:   275 Sacramento Street, 8th Floor
           San Francisco, CA 94111


Form 13F File Number: 028-15438


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brian C. Freckmann
Title:  Manager
Phone:  (415) 418-2211

Signature,  Place,  and  Date  of  Signing:

/s/ Brian C. Freckmann             San Francisco, CA                  5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $  202,792,789
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ------------- ------------------ ---------- -------- ---------------------
                                                              VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ------------- --------- --- ---- ---------- -------- --------- ------ ----
AUTOBYTEL INC CMN                COM            05275N205  1,031,791.60   237,740 SH       SOLE                  237,740      0    0
ALPHA & OMEGA SEMICONDUCTOR,     COM            G6331P104  5,816,080.32   654,964 SH       SOLE                  654,964      0    0
L*TD. CMN
EINSTEIN NOAH RESTAURANT GROUP,  COM            28257U104  2,141,081.25   144,375 SH       SOLE                  144,375      0    0
INC CMN
BAKER (MICHAEL) CORP CMN         COM            057149106    533,855.00    21,790 SH       SOLE                   21,790      0    0
BOFI HOLDING, INC. CMN           COM            05566U108  2,394,487.68    66,736 SH       SOLE                   66,736      0    0
CALAMP CORP CMN                  COM            128126109  6,476,172.41   590,353 SH       SOLE                  590,353      0    0
COGENT COMMUNICATIONS GROUP      COM            19239V302  1,241,090.40    47,011 SH       SOLE                   47,011      0    0
IN*C CMN
CENTRAL GARDEN & PET CO CMN      COM            153527106  4,244,427.66   492,393 SH       SOLE                  492,393      0    0
TOWN SPORTS INTNL HOLDGS, INC.   COM            89214A102  1,396,031.12   147,572 SH       SOLE                  147,572      0    0
CMN
CARTER'S, INC. CMN               COM            146229109  2,454,706.74    42,862 SH       SOLE                   42,862      0    0
CUTERA INC CMN                   COM            232109108  7,775,742.00   598,134 SH       SOLE                  598,134      0    0
DEMAND MEDIA, INC. CMN           COM            24802N109  4,207,418.42   487,534 SH       SOLE                  487,534      0    0
ELECTRONICS FOR IMAGING INC. CMN COM            286082102    523,633.28    20,648 SH       SOLE                   20,648      0    0
ELLIE MAE, INC. CMN              COM            28849P100  4,761,731.65   197,993 SH       SOLE                  197,993      0    0
EXAR CORPORATION CMN             COM            300645108  3,278,488.50   312,237 SH       SOLE                  312,237      0    0
EXTREME NETWORKS INC CMN         COM            30226D106  3,201,159.63   949,899 SH       SOLE                  949,899      0    0
FIRST BANCORP (PUERTO RICO) CMN  COM            318672706         37.38         6 SH       SOLE                        6      0    0
GREEN DOT CORPORATION CMN CLASS  COM            39304D102  8,300,291.46   496,726 SH       SOLE                  496,726      0    0
A
W.R. GRACE & CO (NEW) CMN        COM            38388F108  1,696,616.39    21,889 SH       SOLE                   21,889      0    0
GSI TECHNOLOGY INC CMN           COM            36241U106  4,054,886.31   615,309 SH       SOLE                  615,309      0    0
HOMESTREET, INC. CMN             COM            43785V102    787,485.00    35,250 SH       SOLE                   35,250      0    0
HOT TOPIC INC CMN                COM            441339108  6,086,213.44   438,488 SH       SOLE                  438,488      0    0
HILLTOP HOLDINGS INC CMN         COM            432748101  2,054,473.04   152,296 SH       SOLE                  152,296      0    0
INTERMOLECULAR INC CMN           COM            45882D109  6,162,166.80   604,134 SH       SOLE                  604,134      0    0
INTERACTIVE INTELLIGENCE INC CMN COM            45841V109  3,519,926.45    79,367 SH       SOLE                   79,367      0    0
IPASS INC CMN                    COM            46261V108    416,156.40   210,180 SH       SOLE                  210,180      0    0
LIFETIME BRANDS INC CMN          COM            53222Q103  9,486,410.92   831,412 SH       SOLE                  831,412      0    0
MARKET LEADER, INC CMN           COM            57056R103  9,124,998.40 1,018,415 SH       SOLE                1,018,415      0    0
LEAPFROG ENTEPRISES, INC. CMN    COM            52186N106  2,089,273.44   244,074 SH       SOLE                  244,074      0    0
GRAND CANYON EDUCATION, INC. CMN COM            38526M106  1,079,075.00    42,500 SH       SOLE                   42,500      0    0
LIQUIDITY SERVICES INC CMN       COM            53635B107  2,594,602.78    87,038 SH       SOLE                   87,038      0    0
LTX-CREDENCE CORP CMN            COM            502403207  2,732,284.60   452,365 SH       SOLE                  452,365      0    0
MULTIMEDIA GAMES INC CMN         COM            625453105  5,056,112.29   242,267 SH       SOLE                  242,267      0    0
MOTORCAR PARTS OF AMERICA, INC   COM            620071100  3,367,950.73   549,421 SH       SOLE                  549,421      0    0
CMN
MICROSTRATEGY INC CMN CLASS A    COM            594972408  2,264,495.24    22,403 SH       SOLE                   22,403      0    0
MUELLER WATER PRODUCTS, INC.     COM            624758108    877,568.84   147,988 SH       SOLE                  147,988      0    0
CMN SERIES A
NEWPORT CORP CMN                 COM            651824104  8,534,008.08   504,374 SH       SOLE                  504,374      0    0
NAUTILUS INC CMN                 COM            63910B102    647,816.60    88,742 SH       SOLE                   88,742      0    0
OBAGI MEDICAL PRODUCTS, INC. CMN COM            67423R108  6,449,402.00   326,552 SH       SOLE                  326,552      0    0
POINTS INTL LTD CMN              COM            730843208 11,243,473.65   705,805 SH       SOLE                  705,805      0    0
PDF SOLUTIONS INC CMN            COM            693282105 10,018,651.68   625,384 SH       SOLE                  625,384      0    0
QUALITY DISTRIBUTION, INC. CMN   COM            74756M102  2,258,312.07   268,527 SH       SOLE                  268,527      0    0
QUINSTREET INC CMN               COM            74874Q100    400,318.35    67,055 SH       SOLE                   67,055      0    0
REIS INC. CMN                    COM            75936P105  1,100,325.24    70,806 SH       SOLE                   70,806      0    0
SABA SOFTWARE INC CMN            COM            784932600  1,328,643.75   167,125 SH       SOLE                  167,125      0    0
SHOE CARNIVAL INC CMN            COM            824889109  2,862,070.12   140,023 SH       SOLE                  140,023      0    0
SHUTTERFLY, INC. CMN             COM            82568P304  1,497,848.87    33,911 SH       SOLE                   33,911      0    0
INVENTURE FOODS INC CMN          COM            461212102  9,180,718.98 1,180,041 SH       SOLE                1,180,041      0    0
SYNCHRONOSS TECHNOLOGIES INC.    COM            87157B103  2,814,700.27    90,709 SH       SOLE                   90,709      0    0
CMN
SEASPAN CORPORATION CMN          COM            Y75638109    830,651.45    41,429 SH       SOLE                   41,429      0    0
SUNOPTA INC CMN                  COM            8676EP108  2,436,775.20   338,441 SH       SOLE                  338,441      0    0
TUCOWS INC. CMN                  COM            898697107    658,326.56   382,748 SH       SOLE                  382,748      0    0


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ------------- ------------------ ---------- -------- ---------------------
                                                              VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ------------- --------- --- ---- ---------- -------- --------- ------ ----
TILLY'S, INC. CMN CLASS A        COM            886885102  3,191,702.40   250,920 SH       SOLE                  250,920      0    0
TRINITY BIOTECH PLC SPONSORED    COM            896438306  4,162,844.32   246,614 SH       SOLE                  246,614      0    0
ADR CMN
MONOTYPE IMAGING HOLDINGS INC.   COM            61022P100  5,675,608.75   238,973 SH       SOLE                  238,973      0    0
CMN
ULTRA CLEAN HOLDINGS, INC. CMN   COM            90385V107  1,858,941.50   285,991 SH       SOLE                  285,991      0    0
WET SEAL INC CL-A CMN CLASS A    COM            961840105  1,914,387.06   633,903 SH       SOLE                  633,903      0    0
BAUER PERFORMANCE SPORTS LTD CMN COM            07162P103    474,175.08    40,200 SH       SOLE                   40,200      0    0
CONTANGO ORE INC CMN             COM            21077F100     24,165.15     2,641 SH       SOLE                    2,641      0    0


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